Benefit Plans - Summary Of Long Term Expected Rate Of Return On Funded Assets Established Benefit Plan (Detail)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Weighted average assumptions to determine benefit obligation at December 31, 2014
Discount rate	3.75%	4.75%
Expected rate of return	6.00%	6.00%
Rate of compensation increase	4.00%	4.00%
Inflation	3.00%	3.00%